FINANCE LEASES -Financial position (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases
Current	$ 467,977	$ 596,813	$ 596,813
Non-current	478,413	757,465	757,465
Total	946,390	$ 1,354,278	1,354,278
Land and buildings
Leases
Right-of-use assets	$ 988,386		$ 1,354,278